S000021052 [Member] Expense Example - William Blair Emerging Markets Leaders Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,509
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,410
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	811
Expense Example, with Redemption, 10 Years	$ 1,809